GOODWILL	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [text block]

7) GOODWILL

Goodwill was mainly generated on December 1, 2012 from the acquisition of the Customer Relationship Management (“CRM”) business from Telefónica, S.A and on December 30, 2014 from the acquisition of CBCC. On September 2, 2016, additional goodwill was generated from the acquisition of RBrasil.

The main change in goodwill in the year ended December 31, 2017 is related to the acquisition of Interfile in the amount of 8,400 thousand U.S. dollars on June 9, 2017, as described in Note 5.

The breakdown and changes in goodwill in 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	12/31/2015	Acquisitions	Translationdifferences	12/31/2016	Acquisitions	Translationdifferences	12/31/2017
Peru	28,783	-	485	29,268	-	1,001	30,269
Chile	16,269	-	1,045	17,314	-	1,466	18,780
Colombia	5,946	-	303	6,249	-	35	6,284
Mexico	2,101	-	(343)	1,758	-	84	1,842
Brazil (*)	47,770	15,214	9,455	72,439	8,400	(1,048)	79,790
Argentina	23,138	-	(4,150)	18,988	-	(2,809)	16,179
Total	124,007	15,214	6,795	146,015	8,400	(1,271)	153,144

(*) As of December 31, 2017 the total amount of goodwill is composed by 14,989 thousand U.S. dollars from the acquisition of RBrasil, 8,313 thousand U.S. dollars from the acquisition of Interfile and 56,488 thousand from Atento Brasil.